N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY & GUARANTY LIFE INSURANCE CO
Entity Central Index Key	0000854241
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or withdraw money from the Contract for up to 6 years following the Contract’s Effective Date, you will be assessed a surrender charge of up to 7% of Account Value withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Contract Adjustment, taxes, or tax penalties.

There is a Contract Adjustment for amounts removed from an Index-Linked Interest Strategy before the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, which could be negative. You could lose up to 100% of your Strategy Base Value due to the Contract Adjustment in extreme situations. For example, if you allocate $100,000 to an Index-Linked Interest Strategy with a 3-year Crediting Period and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes and tax penalties. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy on any date prior to the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, your Contract Value in the Index-Linked Interest Strategy will be subject to the Contract Adjustment.

FEE TABLE

FEES, CHARGES AND ADJUSTMENTS – SURRENDER CHARGES

FEES, CHARGES AND ADJUSTMENTS – CONTRACT ADJUSTMENTS

ADDITIONAL INFORMATION ABOUT THE INDEX- LINKED INTEREST STRATEGIES – STRATEGY ACCOUNT VALUE

Are There Transaction Charges?	No. There are no charges for transactions other than surrender charges and Contract Adjustments.	Not applicable

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Index-Linked Interest Strategies to the extent that your participation in Index gains is limited by each Index-Linked Interest Strategy’s Cap Rate or Performance Trigger Rate. This means that your returns may be lower than Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Not applicable

Charges for Early Withdrawals [Text Block]	Yes. If you surrender your Contract or withdraw money from the Contract for up to 6 years following the Contract’s Effective Date, you will be assessed a surrender charge of up to 7% of Account Value withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Contract Adjustment, taxes, or tax penalties.There is a Contract Adjustment for amounts removed from an Index-Linked Interest Strategy before the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, which could be negative. You could lose up to 100% of your Strategy Base Value due to the Contract Adjustment in extreme situations. For example, if you allocate $100,000 to an Index-Linked Interest Strategy with a 3-year Crediting Period and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes and tax penalties. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy on any date prior to the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, your Contract Value in the Index-Linked Interest Strategy will be subject to the Contract Adjustment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	No. There are no charges for transactions other than surrender charges and Contract Adjustments.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Index-Linked Interest Strategies to the extent that your participation in Index gains is limited by each Index-Linked Interest Strategy’s Cap Rate or Performance Trigger Rate. This means that your returns may be lower than Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Not applicable

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Index-Linked Interest Strategies to the extent that your participation in Index gains is limited by each Index-Linked Interest Strategy’s Cap Rate or Performance Trigger Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than Index returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Risks [Table Text Block]

RISKS	Location in Prospectus

Is There a Risk of Loss from Poor Performance?	Yes. You could lose money by investing in the Contract. If you invest in an Index-Linked Interest Strategy, at the end of a Crediting Period, under extreme circumstances, you could lose up to 90% of your investment in an Index- Linked Interest Strategy with a 10% Buffer and up to 80%	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - MARKET RISK AND RISK OF LOSS IN

of your investment in an Index-Linked Interest Strategy with a 20% Buffer. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer Percentage applies each Contract Year during the Crediting Period, and at the end of a Crediting Period you could lose significantly more due to compounding annual losses. We will always offer an Index-Linked Crediting Strategy with the protection of at least a 10% Buffer.

INDEX-LINKED INTEREST STRATEGIES

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long- term basis. As such, you should not use the Contract as a short-term investment or savings vehicle.

A surrender charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy on any date prior to the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, your Contract Value in the Index- Linked Interest Strategy will be subject to the Contract Adjustment.

Strategy Account Value in an Index-Linked Interest Strategy will be reallocated on the Crediting Date according to your instructions. If you have not provided us with instructions, your investment in an Index-Linked Interest Strategy or the Fixed Income Strategy will automatically be invested in the same Index-Linked Interest Strategy or the Fixed Income Strategy for the next Crediting Period. If the same Index-Linked Interest Strategy is not available, we will instead transfer your Strategy Account Value to the Fixed Interest Strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - EARLY WITHDRAWAL AND LIQUIDITY RISK

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Index-Linked Interest Strategies under the Contract. Each Investment Option, including the Fixed Interest Strategy, will have its own unique risks. You should review the Investment Options before making an investment decision.

For investments in an Index-Linked Interest Strategy, the Cap Rate or Performance Trigger Rate may limit positive Index performance (e.g., limited upside). For example:

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If the Index-Linked Interest Strategy has a Cap Rate, if the Index Change is 12% and the Cap Rate is 8%, the Adjusted Index Change would be 8% on the Crediting Date. In the case of an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Cap Rate will apply to the performance of the Index each Contract Year during the Crediting Period; and
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - INDEX- LINKED INTEREST STRATEGY RISK and - FIXED INTEREST STRATEGY RISK

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If the Index-Linked Interest Strategy has a Performance Trigger Rate, if the Index Change is equal to or greater than zero and the Index Trigger Rate is 5%, the Adjusted Index Change would be 5% on the Crediting Date.

This may result in you earning less than the Index Change.

For investments in an Index-Linked Interest Strategy, the Buffer will limit negative returns on a Crediting Date (e.g., limited protection in the case of market decline). For example:

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If the Index Change is -25% and the Buffer is 10%, the Adjusted Index Change would be -15% (the amount that the Index Change exceeds the Buffer) on the Crediting Date. In the case of an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer will apply to the performance of the Index each Contract Year during the Crediting Period.

Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Change and will cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Contract owner for the Account Value and the guaranteed benefits. The general obligations including the Fixed Interest Strategy and Index-Linked Interest Strategies under the Contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://www.fglife.com/about.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY

Investment Restrictions [Text Block]

Are There Restrictions on the Investment Options?	Yes. You cannot transfer out of an Index-Linked Interest Strategy to another Investment Option prior to the Crediting Date. If you do not want to remain invested in an Index- Linked Interest Strategy until Crediting Date, your only options are to make withdrawals out of the Index-Linked Interest Strategy or surrender the Contract. The amount you would receive would be subject to Contract Adjustments, and may be subject to surrender charges, taxes and tax penalties.	ADDITIONAL INFORMATION ABOUT THE INDEX- LINKED INTEREST STRATEGIES

At least 30 days prior to the end of a Crediting Period, we will send written notice with instructions for how you can obtain the Cap Rates and Performance Trigger Rates that we have established by that time for the next Crediting Period. We can change the Cap Rates and Performance Trigger Rates for each Crediting Period, subject to the Guaranteed Minimum Cap Rate and the Guaranteed Minimum Performance Trigger Rate, respectively. There is no guarantee that any particular Index-Linked Interest Strategy will be available for the entire time that you own your Contract. We may add or remove an Index or an Index-Linked Interest Strategy during the time that you own the Contract. Therefore, an Index-Linked Interest Strategy may not be available for you to invest your Strategy Account Value after a Crediting Date. We reserve the right to stop offering all but one Index-Linked Interest Strategy (the S&P 500® Index with a 1-Year Crediting Period, Buffer Rate of 10% and a Cap).

We have the right to substitute an alternative index prior to the Crediting Date if the Index is discontinued, if there is a substantial change in the calculation of the Index, if the fees to use an Index substantially increase, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an index for an existing Index-Linked Interest Strategy during a Crediting Period, we will not change the Buffer and the Cap Rate or Performance Trigger Rate for the Crediting Period. We would select a new Index that is similar to the old Index based on factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity.

Key Information, Benefit Restrictions [Text Block]

Are There Any Restrictions on Contract Benefits?
Yes.

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Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.

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The death benefit is not payable during the Income Phase and will terminate without value as of the Maturity Date.

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The waiver of surrender charges for impairment, nursing home confinement and terminal illness are not available until after the first Contract Anniversary.

BENEFITS AVAILABLE UNDER THE CONTRACT DEATH BENEFIT FEES, CHARGES AND ADJUSTMENTS

Tax Implications [Text Block]

What are the Contract’s Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the Contract.	TAXES

Investment Professional Compensation [Text Block]

How are Investment Professionals Compensated?
Some financial professionals may receive compensation for selling the Contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

ADDITIONAL INFORMATION - DISTRIBUTION

Exchanges [Text Block]

Should I Exchange My Contract?	Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.	ADDITIONAL INFORMATION -DISTRIBUTION

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making Withdrawals from an Investment Option or from the Contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes fees and expenses that you will pay at the time that you buy the Contract, surrender or make Withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Surrender Charge (as a percentage of the amount withdrawn)(1)	7.00%
Transfer Fee	None
(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the free withdrawal amount. The free withdrawal amount during the first Contract Year is 10% of your Premium payment. The free withdrawal amount for each of the following five Contract Years is 10% of your Account Value on the immediately preceding Contract Anniversary. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see FEES, CHARGES AND ADJUSTMENTS – SURRENDER CHARGES in the prospectus.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Investment Option or from the Contract before the expiration of a specified period.

Adjustments
Maximum Potential Loss Due to Contract Adjustments (as a percentage of Account Value removed from an Index-Linked Interest Strategy)(1)	100%
(1)
We apply Contract Adjustments to determine your Strategy Interim Value for your Index-Linked Interest Strategies if you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date or, prior to the sixth Contract Anniversary, on a Crediting Date. The actual amount of the Strategy Interim Value calculation is determined using a formula that takes into account (i) an Equity Adjustment to your Strategy Base Value based on the value of a specific set of hypothetical derivatives; and (ii) an Asset Adjustment to your Strategy Base Value based on the Bloomberg US Aggregate Yield to Worst Index to account for changes in interest rates that impact the value of the fixed income assets supporting your Contract. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date, the Buffer will not apply. See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES–STRATEGY ACCOUNT VALUE for more information.

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the Contract, surrender or make Withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Surrender Charge (as a percentage of the amount withdrawn)(1)	7.00%
Transfer Fee	None
(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the free withdrawal amount. The free withdrawal amount during the first Contract Year is 10% of your Premium payment. The free withdrawal amount for each of the following five Contract Years is 10% of your Account Value on the immediately preceding Contract Anniversary. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see FEES, CHARGES AND ADJUSTMENTS – SURRENDER CHARGES in the prospectus.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the free withdrawal amount. The free withdrawal amount during the first Contract Year is 10% of your Premium payment. The free withdrawal amount for each of the following five Contract Years is 10% of your Account Value on the immediately preceding Contract Anniversary. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see FEES, CHARGES AND ADJUSTMENTS – SURRENDER CHARGES in the prospectus.
Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Investment Option or from the Contract before the expiration of a specified period.

Adjustments
Maximum Potential Loss Due to Contract Adjustments (as a percentage of Account Value removed from an Index-Linked Interest Strategy)(1)	100%
(1)
We apply Contract Adjustments to determine your Strategy Interim Value for your Index-Linked Interest Strategies if you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date or, prior to the sixth Contract Anniversary, on a Crediting Date. The actual amount of the Strategy Interim Value calculation is determined using a formula that takes into account (i) an Equity Adjustment to your Strategy Base Value based on the value of a specific set of hypothetical derivatives; and (ii) an Asset Adjustment to your Strategy Base Value based on the Bloomberg US Aggregate Yield to Worst Index to account for changes in interest rates that impact the value of the fixed income assets supporting your Contract. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date, the Buffer will not apply. See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES–STRATEGY ACCOUNT VALUE for more information.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%	[1]
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus. You should carefully consider the following factors, in addition to the matters set forth elsewhere in this prospectus, prior to purchasing the Contract.
MARKET RISK AND RISK OF LOSS IN INDEX-LINKED INTEREST STRATEGIES
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Interest Strategies to which you have allocated Account Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer, you bear some level of the risk of decline in your Account Value resulting from the performance of the Index-Linked Interest Strategies and the risk of losses may be significant. Under extreme circumstances, at the end of a Crediting Period, you could lose up to 90% of your investment in an Index‑Linked Interest Strategy with a 10% Buffer and up to 80% of your investment in an Index-Linked Interest Strategy with a 20% Buffer. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer Percentage applies each Contract Year during the Crediting Period, and at the end of a Crediting Period you could lose significantly more due to compounding annual losses. We will always offer an Index-Linked Interest Strategy with the protection of at least a 10% Buffer. If you take a Withdrawal from an Index-Linked Interest Strategy prior to the Crediting Date, it will be based on the Strategy Interim Value and the Buffer will not apply. See Early Withdrawal and Liquidity Risk, below.
An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
EARLY WITHDRAWAL AND LIQUIDITY RISK
The Contract is intended to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term investment. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges and Contract Adjustments may apply. In addition, if you make withdrawals from the Contract before you attain age 59 1⁄2, the amounts you withdraw may also be subject to a 10% additional federal tax. This Contract may not be appropriate for you if you expect to take withdrawals that will be subject to surrender charges, Contract Adjustments or additional federal taxes.
You can transfer Account Value among the Index-Linked Interest Strategies and the Fixed Interest Strategy only at the end of a Crediting Period, which may be as long as six years. This restricts your ability to react to changes in market conditions during Crediting Period. You should consider whether the inability to reallocate Account Value during a Crediting Period meets your financial needs. We must receive your transfer request at least two Business Days prior to the end of a Crediting Period. If we do not receive a transfer request, no transfers will occur and your then existing allocation will remain in place for the next Crediting Period. This will occur even if the Index, Cap Rate or Performance Trigger Rate associated with the Index-Linked Interest Strategy has changed since you last selected the Index-Linked Interest Strategy. Under such circumstances, the Index-Linked Interest Strategy may no longer be appropriate for your investment goals. If you fail to transfer Strategy Account Value at the beginning of a Crediting Period and do not wish to remain invested in a particular Index-Linked Interest Strategy for the remainder of the Crediting Period, your only option will be to surrender the related Strategy Account Value.
Surrendering all or withdrawing a portion of your Account Value may cause you to incur surrender charges, negative Contract Adjustments based on the Strategy Interim Value of the Index-Linked Interest Strategy, and negative tax consequences. If you withdraw Account Value allocated to an Index-Linked Interest Strategy prior to the end of a Crediting Period (including through a repetitive withdrawal) or, during the first six Contract
Years, on a Crediting Date, the withdrawal will cause a reduction to your Strategy Base Value. If you take a withdrawal from an Index-Linked Interest Strategy prior to a Crediting Date or on a Crediting Date prior to the sixth Contract Anniversary, in extreme circumstances, you could lose up to 100% of the amount withdrawn due to negative Contract Adjustments (i.e., a complete loss of your Premium and any prior earnings).
When you take such a withdrawal, your Strategy Base Value will be immediately reduced in a proportion equal to the reduction in your Strategy Account Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Strategy Base Value will negatively impact your Strategy Account Value for the remainder of the Crediting Period and may result in a lower amount of Index-Linked Interest being credited, if any, at the end of the Crediting Period.
Once your Strategy Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Strategy Base Value during the remainder of the Crediting Period. See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES—Impact of Withdrawals from Index-Linked Interest Strategies for additional information about how withdrawals affect your Strategy Account Values.
Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn, because your Premium will be reduced in proportion to reductions in your Account Value.
See “Interim Value Risk” below for information on how early withdrawal risks relate to our Interim Value calculation.
We may defer payments made under this Contract for up to six months if the applicable insurance regulatory authority approves such deferral.
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and previously-credited Index-Linked Interest if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Index-Linked Interest Strategy with an Index that is performing positively as of the date of your withdrawal.
INDEX-LINKED INTEREST STRATEGY RISK
An investment in an Index-Linked Interest Strategy is not an investment in the Index or in the securities tracked by the Index. Your investment in the Index-Linked Interest Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Index-Linked Interest Strategy will have its own unique risks, and you should review the available Index-Linked Interest Strategies carefully before making an investment decision. When you invest in an Index-Linked Interest Strategy, you will be exposed to certain risks, including the following:
Index Risk
If you allocate money to an Index-Linked Interest Strategy for a Crediting Period, the value of your investment will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index-Linked Interest Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Crediting Period.
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Index-Linked Interest Strategy, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.
You may earn less than the positive return of an Index due to the Cap Rate or Performance Trigger applicable to an Index-Linked Interest Strategy, because any positive return of the Index is subject to a maximum in the form of the Cap Rate or Performance Trigger Rate. Your returns may be lower than those earned by a shareholder of a mutual fund or exchange-traded fund (“ETF”) designed to track the same Index.
Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.
Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES—Indexes.
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S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

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Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

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Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

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MSCI EAFE Index. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

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Hindsight 20/20 Index-Linked Interest Strategy. The Index-Linked Interest Strategy is linked to the performance of the BofA MP Growth Index, the BofA MP Balanced Index or the BofA Defensive Index (together, the “BofA MP Indices”). The Company determines the performance of the Hindsight 20/20 Index-Linked Interest Strategy based on whichever of the BofA MP Indices has performed best during the applicable Crediting Period.

Each of the BofA MP Indices follows a rules-based methodology designed to provide exposure to four markets: U.S. large-capitalization companies, U.S. Treasury bonds, U.S. high yield corporate bonds, and gold. To provide such exposure, each BofA MP Index is comprised of four ETFs providing exposure to those four markets, respectively: SPDR S&P 500 ETF Trust (SPY); iShares 7-10 Year Treasury Bond ETF (IEF); iShares iBoxx High Yield Corporate Bond ETF (HYG); and SPDR Gold Shares (GLD). The target weightings for the ETFs differ among the BofA MP Indices based on their respective “growth,” “balanced,” and “defensive” methodologies. Notwithstanding the names of the BofA MP Indices, there is no assurance that any of their methodologies will achieve “growth,” “balance,” or “defensiveness,” enhance performance or reduce risk. Moreover, the Indices may underperform a direct investment in the underlying ETFs.
Risks relating to the BofA MP Indices
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The BofA MP Indices may not be successful or outperform any alternative strategy. Each BofA MP Index follow a rules-based strategy that operates on the basis of pre-determined rules. No assurance can be given that the strategy will be successful or that any BofA MP Index will outperform any alternative strategy that might be employed. Each BofA MP Index strategy may have objectives, features and/or constituents that are similar to those of other indices or for which other underlying components may be better suited to achieve the stated objective. Each BofA MP Index operates independently and does not necessarily enhance, modify or seek to outperform any other BofA MP Index. Each BofA MP Index is not itself an investment or instrument and does not give any person any entitlement to, or ownership interest in, any underlying asset referenced (directly or indirectly) by such index.

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Limited Operating History. The BofA MP Indices were established on February 7, 2023, and therefore each has a limited operating history. Past performance should not be considered indicative of future performance. No assurance, representation or warranty is given with respect to the future performance of any BofA MP Index or that it will achieve its objective.

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Interactions between underlying ETFs. Changes in the values of the underlying ETFs may not result in a comparable change in the value of each BofA MP Index. Because the underlying ETF weights are set at each rebalancing date in accordance with the pre-determined allocation for the applicable strategy, movements in the value of the underlying ETF will not affect each Index equally. Also, although the weights are rebalanced on a quarterly basis, in between rebalancings the value of each underlying ETF may fluctuate significantly and as a result the weights will vary. Performance of the underlying ETFs may become highly correlated from time to time, including periods in which there is a substantial decline in the assets represented by one or more underlying ETFs. High correlation between underlying ETFs during periods of negative returns could have a materially adverse effect on the performance of each BofA MP Index. Price movements between the underlying ETFs may not correlate with each other. At a time when the value of an underlying ETF increases, the value of other underlying ETFs may not increase as much or may decline. Therefore, increases in the values of some of the underlying ETFs may be moderated, or more than offset, by lesser increases or declines in the values of other Underlying ETFs.

When you select a Hindsight 20/20 Index-Linked Interest Strategy for investment, you are exposed to the investment risks of the four ETFs that comprise the BofA MP Indexes, such as the following:
Primary Market Exposures
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Equity Risk. Equity securities (e.g., common stocks) are subject to changes in value. The values of equity securities may be volatile and can be influenced by a number of factors, such as changes in (or perceived changes in) general capital markets, specific market segments, or specific issuers, and factors such as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues.

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Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer.

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Commodity Related Risk. The price of gold has fluctuated widely over the past several years. Several factors may affect the price of gold, including global gold supply and demand; global or regional political, economic or financial events and situations; investors’ expectations with respect to the rate of inflation; interest rates; investment and trading activities of hedge funds and commodity funds; and other economic variables. The possibility of large-scale distress sales of gold in times of crisis may have a negative impact on the price of gold. There is a risk that some or all of the gold bars held by the Custodian or any subcustodian on behalf of the GLD ETF could be lost, damaged or stolen and the value of the GLD ETF could diminish materially.

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Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to the U.S. and may do so again in the future.

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High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

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Large-Capitalization Company Risk. In general, large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Additional ETF Investment Risks
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Concentration Risk. An ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the ETF’s investments more than the market as a whole, to the extent that the ETF’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class. The ETF may be more adversely affected by the underperformance of those securities and/ or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political, sustainability-related or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

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Issuer Business and Credit Risks. The performance of the ETF depends on the performance of individual securities to which the ETF has exposure. The ETF may be adversely affected if an issuer of underlying securities held by the ETF is unable or unwilling to repay principal or interest when due. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products, or otherwise conducts operations.

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Market Trading Risks. Each ETF faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation/redemption process. Any of these factors, among others, may lead to an ETF’s shares trading at a premium or discount to net asset value.

•	Passive Strategy/Index Risk. The ETFs are not actively managed. Rather, they each attempt to track the performance of an unmanaged index of securities, or, in the case of GLD, the value of a commodity. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of the respective indices they track regardless of the current or projected performance of a specific security or a particular industry or market sector, and in the case of GLD, the ETF will invest solely in gold. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the ETFs’ returns to be lower than if they employed an active strategy.

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Tracking Risk. While the ETFs are intended to track the performance of their respective indexes as closely as possible (i.e., to achieve a high degree of correlation with the index), their returns may not match or achieve a high degree of correlation with the return of the indices due to expenses and transaction costs incurred in adjusting their portfolios. In addition, it is possible that an ETF may not always fully replicate the performance of the index due to the unavailability of certain securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). The HYG ETF uses a representative sampling indexing strategy and does not fully replicate its underlying index and may hold securities not included in its underlying index. As a result, the ETF is subject to the risk that the HYG’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

In addition, because the performance of each of the BofA MP Indices is reduced by the provider of the Index by a negative adjustment to the performance of three of the four underlying ETFs (SPY, IEF, and HYG), the performance of the BofA MP Indices will underperform the performance of the ETFs which comprise the BofA MP Indices. In each case, the underlying ETF’s daily performance is reduced by an annualized percentage. The annualized reduction for SPY, IEF, and HYG is 2.0%, 1.0%, and 5.0%, respectively. This negative adjustment is intended to approximate the dividend yield in respect of each ETF based on average dividends over the history of the indices that the ETFs seek to track so that the BofA MP Indices approximate the price return of the indexes tracked by each underlying ETF. While these negative performance adjustments are not charges under your Contract, they reduce the performance of each BofA MP Index and may therefore negatively impact the performance of your Contract if you choose to invest in the Hindsight 20/20 Index-Linked Interest Strategy.
The S&P 500® Index, The Russell 2000® Index, the Nasdaq-100® Index and the MSCI EAFE Index are price return indexes, not total return indexes, meaning the Index Change does not include any dividends or other distributions paid by the component companies. As discussed above, the performance of the BofA MP Indices is reduced by a negative adjustment to the performance of three of the four underlying total return ETFs to approximate returns without dividends or distributions paid by the component companies, in other words, the price return. This will reduce each Index’s Index performance and will cause the Index to underperform a direct investment in the companies included in the Index. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Index-Linked Interest Strategies.
Point to Point Index Change Calculation Risk
We calculate the Index Change by comparing the value of the Index between two specific points in time, the beginning of the first day of the Crediting Period and the Crediting Date, which means the performance of the Index may be negative or flat even if the Index performed positively for some or most of the time periods between those two specific points in time. This is true even for Index-Linked Interest Strategies with Crediting Periods that are multiple years in length.
Limiting Positive Index Change Risk
If you choose to allocate amounts to an Index-Linked Interest Strategy with a Cap Rate or a Performance Trigger Rate, the highest possible Adjusted Index Change that you may achieve is limited by the Cap Rate or Performance Trigger Rate. The Cap Rate or Performance Trigger Rate therefore limits the positive Index-Linked
Interest, if any, that may be credited to your Contract for a given Crediting Period. Cap Rates do not guarantee a certain amount of Index-Linked Interest. The Adjusted Index Change for an Index-Linked Interest Strategy may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of a Cap Rate or Performance Trigger Rate. Cap Rates and Performance Trigger Rates for Index-Linked Interest Strategies with Crediting Periods of longer than one year are for the entire Crediting Period and are not annualized except for Index-Linked Interest Strategies with an Annual Lock Crediting Method.
We set the Cap Rates and Performance Trigger Rates in our discretion. You bear the risk that we will not set the Cap Rates higher than the Guaranteed Minimum Cap Rate and that we will not set the Performance Trigger Rates higher than the Guaranteed Minimum Performance Trigger Rate.
The Cap Rates and Performance Trigger Rates for the initial Crediting Period will be disclosed to you at the time you apply for a Contract and will be no lower for 30 days thereafter. If your Contract is issued after that 30 day period, the Cap Rate or Performance Trigger Rate for any Index-Linked Interest Strategy to which you have allocated Premium will be based on our then-current rates, which you will not know until the Effective Date of your Contract. If those rates are lower on the Effective Date of your Contract than at the time of your application and you are dissatisfied with those rates, you may cancel your Contract within 30 days and have the amount of your Premium, or your Account Value (based on your Strategy Interim Values), if greater, returned to you without any surrender charges. There may be tax consequences when you cancel your Contract. Please consult with your tax advisor.
Changes to the Cap Rates and Performance Trigger Rates, if any, occur at the beginning of the next Crediting Period. We will send written notice at least 30 days prior to each Crediting Period instructing you how to obtain the Cap Rates and Performance Trigger Rates that we have established by that time for the next Crediting Period. You do not have the right to reject any new Cap Rates or Performance Trigger Rates for the next Crediting Period. If you do not like a new Cap Rate or Performance Trigger Rate for a particular Index-Linked Interest Strategy, at the end of the current Crediting Period, you may transfer your Strategy Account Value to another Index-Linked Interest Strategy or to the Fixed Interest Strategy without charge. If you are invested in an Index-Linked Interest Strategy during a Crediting Period and do not submit a transfer request to us at least two Business Days prior to the end of the Crediting Period, we will continue your investment in that Index-Linked Interest Strategy for another Crediting Period. If we are not offering the same Index-Linked Interest Strategy for another Crediting Period and you fail to instruct us how to reallocate that portion of your Account Value at the end of the Crediting Period, we will automatically transfer the entire amount of your Account Value allocated to that Index-Linked Interest Strategy to the Fixed Interest Strategy at the end of the Crediting Period. Once invested for a new Crediting Period, that portion of your Account Value and any interest earned thereon will remain in the Index-Linked Interest Strategy or Fixed Interest Strategy to which you were automatically allocated for the entire new Crediting Period under terms that may be less favorable than under the prior Index-Linked Interest Strategy.
If you do not want to invest in any Investment Option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges and may have negative tax consequences. If you surrender your Contract during a Crediting period, your payment will be based on the Strategy Interim Values of the Index-Linked Interest Strategies in which you are invested. If you surrender your Contract on a Crediting Date during the first six Contract Years, your payment will be based on Strategy Account Values that include the Asset Adjustment.
Possibility of Losses Despite Limits on Negative Index Change Risk
When you allocate money to an Index-Linked Interest Strategy, you are not investing in the associated Index, or in any securities or other instruments included in that Index. If you allocate money to an Index-Linked Interest Strategy, Index fluctuations may cause the Index Change to be negative even after the application of the Buffer. This would reduce your Strategy Account Value. Any portion of your Account Value allocated to an Index-Linked Interest Strategy will benefit from the protection afforded under the Buffer only for that Crediting Period.
Buffers for Index-Linked Interest Strategies with Crediting Periods of longer than one year are for the entire Crediting Period and are not annualized except for Index-Linked Interest Strategies with an Annual Lock Crediting Method.
You assume the risk that you will incur a loss and that the amount of the loss will be significant. The Buffer protects you against losses only on a Crediting Date, and only up to the percentage stated, and you will bear any loss in excess of the Buffer. For example, if you invest in an Index-Linked Interest Strategy with a 10% Buffer, you may lose up to 90% of your investment and if you invest in an Index-Linked Interest Strategy with a 20% Buffer, you may lose up to 80% of your investment. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, you could lose more than 90% of your investment in the case of an Index- Linked Interest Strategy with a Buffer of 10% or more than 80% of your investment in the case of an Index- Linked Interest Strategy with a Buffer of 20%. You also bear the risk that sustained negative Index Change may result in zero or negative Index-Linked Interest being credited to your Strategy Account Value over multiple Crediting Period. If an Index-Linked Interest Strategy is credited with negative Index-Linked Interest for multiple Crediting Periods, the cumulative loss may exceed the stated limit of the Buffer for any single Crediting Period. The Buffer for an Index-Linked Interest Strategy will not change while we continue to offer that Index- Linked Interest Strategy.
Strategy Interim Value Risk
If you choose to allocate amounts to an Index-Linked Interest Strategy, Index-Linked Interest will not be credited to your Account Value until the end of the Crediting Period. This means that amounts withdrawn prior to the end of a Crediting Period will not be credited with Index-Linked Interest. This includes Account Value applied to pay a death benefit or to an annuity payout option. Your Strategy Interim Value is the amount available for withdrawals, surrenders, annuitization and death benefits on any day other than the end of a Crediting Period. You should consider the risk that the Strategy Interim Value could be less than your original investment (including previously credited interest) even when the applicable Index is performing positively. You could lose up to your entire Strategy Account Value in an Index-Linked Interest Strategy due to use of the Strategy Interim Value.
If you take a withdrawal from an Index-Linked Interest Strategy with an Annual Lock Crediting Method prior to the end of the Crediting Period, your withdrawal will be based on the Strategy Interim Value on the date of the withdrawal, and not the gains or losses locked in for the completed Contract Years during the Crediting Period. An Index-Linked Interest Strategy with an Annual Lock Crediting Method is not appropriate for investors who intend to take withdrawals during the Crediting Period.
We determine the Strategy Interim Value by applying a formula which is not directly tied to the actual performance of the applicable Index. Instead, on each Business Day, we calculate the Strategy Interim Value by applying adjustments to your Strategy Base Value. The adjustments are comprised of two components: (1) an Equity Adjustment based on the value of a specific set of hypothetical derivatives; and (2) an Asset Adjustment that tracks changes in interest rates based on the Bloomberg US Aggregate Yield to Worst Index. The Asset Adjustment accounts for changes in interest rates that impact the value of the fixed income assets supporting your Contract. This means that even if the Index Change is positive, it is possible that the Strategy Interim Value may not have increased. Additionally, on any Crediting Date prior to the sixth Contract Anniversary, your Strategy Interim Value will be determined by applying an Asset Adjustment to the Strategy Base Value (after we credit Index-Linked Interest, if any, for the Crediting Period that ends on that Crediting Date. The Equity Adjustment and the Asset Adjustment are intended to protect us when you make a withdrawal from your Contract. These values provide us with protection from the trading risk that we will have to incur and/or reflect changes in the Strategy Account Value of each Index-Linked Interest Strategy throughout the Crediting Period, including on the Crediting Date. You bear the investment risk of taking such withdrawals.
On any day, if you wish to obtain your Strategy Interim Value, you may contact our Home Office. Your Strategy Interim Value is calculated at the end of each Business Day and may be more or less than the value quoted.
Risk that We May Eliminate or Substitute an Index
There is no guarantee that any particular index underlying an Index-Linked Interest Strategy will be available for the entire duration that you own your Contract. We may replace an Index if it is discontinued, if there is a substantial change in the calculation of the Index, if the fees to use an Index substantially increase, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Index-Linked Interest that you earn during that Crediting Period, and you may earn less Index-Linked Interest than if we continued to use the original Index for the entire Crediting Period. We may replace an Index at any time during a Crediting Period, however, we will notify you in writing 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Performance Trigger Rate or Buffer. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Strategy Account Values until the end of a Crediting Period even if we replace the Index during the Crediting Period. The new Index and the replaced Index (which you may have previously chosen) will likely not be identical with respect to their component securities or other instruments, although we will select a new Index that is similar to the old Index based on factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We will not substitute any Index until the new Index has received any necessary regulatory approvals. At the end of the Crediting Period, you may transfer your Strategy Account Value to another Index-Linked Interest Strategy or to the Fixed Interest Strategy without charge. If you do not want to remain invested in the relevant Index-Linked Interest Strategy for the remainder of the Crediting Period, your only option will be to withdraw the related Strategy Account Value, which may cause you to incur surrender charges, the use of Strategy Interim Values to determine certain values under your Contract, and negative tax consequences.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
Risk that We May Eliminate an Index-Linked Interest Strategy
There is no guarantee that any particular Index-Linked Interest Strategy will be available for the entire duration that you own your Contract. We may add or remove an Index or an Index-Linked Interest Strategy during the time that you own the Contract. We will not add any Index or Index-Linked Interest Strategy until the new Index or Index-Linked Interest Strategy has received any necessary regulatory approval. Any addition, substitution, or removal of an Index-Linked Interest Strategy or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Crediting Period. Adding, replacing or removing an Index does not cause a change in the Buffer for the applicable Index-Linked Interest Strategy. Any new Index-Linked Interest Strategy will have a new Cap Rate of at least the Guaranteed Minimum Cap Rate or Performance Trigger Rate of at least the Guaranteed Minimum Trigger Rate, and a Buffer of at least 10%.
We reserve the right to stop offering all but one of the Index-Linked Interest Strategies offered under this Contract. If we stop offering these strategies, you will be limited to investing in one Index-Linked Interest Strategy (the S&P 500® Index with a 1-Year Crediting Period, Buffer Rate of 10% and a Cap). At that time, you may choose to surrender your Contract, but you may be subject to surrender charges, asset adjustment charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than this Contract.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
FIXED INTEREST STRATEGY RISK
The effective annual interest rate for any Crediting Period will never be lower than 0.15%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Interest Strategy higher than the guaranteed minimum interest rate. See INVESTMENT OPTIONS - Fixed Interest Strategy for additional details.
OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY
Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. The assets in the Separate Account are also subject to our creditors. You should consider our financial strength and claims-paying ability in meeting the guarantees under the Contract.
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.
We are also exposed to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, geo-political disputes, military actions, malicious acts and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities and could result in the closure of one or more of our offices, or interruptions in mail delivery, telephone communications, or other electronic communications.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal identification information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If we permit telephone or Internet transfers, you choose to make transfers by telephone or Internet, you are assuming the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
Each Index-Linked Interest Strategy’s limit on Index losses is guaranteed not to change for so long as that Index-Linked Interest Strategy remains available under the Contract. However, we reserve the right to add and remove Index-Linked Interest Strategies as available investment options. As such, the limits on Index loss offered under the Contract may change from one Crediting Period to the next. We will always offer an Index-Linked Interest Strategy with the protection of at least a 10% Buffer.
If we offer a new Index-Linked Interest Strategy with an Cap Rate in the future, the Guaranteed Minimum Cap Rate will be at least 2% for a point to point Index-Linked Interest Strategy with a one-year Crediting Period; 6% for a point to point Index-Linked Interest Strategy with a three-year Crediting Period; 3% for a point to point Index-Linked Interest Strategy with a six-year Crediting Period where the Index is Hindsight 20/20; 12% for a point to point Index-Linked Interest Strategy with a six-year Crediting Period with any other Index; and 2% for each year of an Annual Lock Index-Linked Interest Strategy with a six-year Crediting Period. If we offer a new Index-Linked Interest Strategy with a Performance Trigger Rate in the future, the Guaranteed Minimum Performance Trigger Rate will be 0.50% for a point to point Index-Linked Interest Strategy with a one-year Crediting Period. We reserve the right to offer Index-Linked Interest Strategies with different types of limits on Index gains.
Fixed Interest Strategy
The following is the Fixed Interest Strategy currently available under the Contract. We may change the features of the Fixed Interest Strategy listed below, offer new Fixed Interest Strategies and terminate the existing Fixed Interest Strategies. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS – FIXED INTEREST STRATEGY of the prospectus for a description of the Fixed Interest Strategy’s features.

Name	Crediting Period	Minimum Guaranteed Interest Rate
Fixed Interest Strategy	1 Year	0.15%

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges	None
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Only available during the accumulation period

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Withdrawals of Free Withdrawal Amount may be based on Strategy Interim Values and subject to taxes and tax penalties

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All Withdrawals, including under the waivers for required minimum distributions, eligible impairment, eligible nursing home confinement or eligible terminal illness count against Free Withdrawal Amount

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Unused Free Withdrawal Amount not available in future Contract Years

Death Benefit	Upon death, provides for death benefit payment equal to greater of Account Value or Premium payment (reduced proportionately for withdrawals)	None
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Only available during the accumulation period

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Contract Value component may reflect Contract Adjustments

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Premium payment component subject to proportional reductions for prior withdrawals by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal

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Death benefit is Account Value following a transfer of ownership except under limited circumstances

Required Minimum Distribution Waiver of Surrender Charges	Provides for waiver of Surrender Charges on required minimum distributions from Qualified Contracts required under the Code	None
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Must request the waiver in writing

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Withdrawals may be subject to Contract Adjustments and taxes

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In lieu of, and is not in addition to, Free Withdrawal Amount

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If required minimum distribution exceeds the total free withdrawal amount available, we reserve the right to defer payment of the excess amount until the next Contract Year if the next Contract Year begins before the end of the calendar year

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Unused portion of the waiver in any year cannot be carried over to a subsequent calendar year

Impairment Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals while you are impaired	None
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Must request the waiver in writing including written proof of impairment

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Impairment must begin after the Effective Date and continued for at least 60 consecutive days

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No waiver will apply until after the first Contract Year

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Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

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In lieu of, and is not in addition to, Free Withdrawal Amount

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Nursing Home Confinement Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals while you are confined in a nursing home	None
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Must provide written proof of your confinement in an eligible nursing home while confined or within 90 days of when you were last confined

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Confinement must begin after the Effective Date and continue for at least 60 consecutive days

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No waiver will apply until after the first Contract Year

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Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

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In lieu of, and is not in addition to, Free Withdrawal Amount

Terminal Illness Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals when you are diagnosed with a terminal illness (not expected to live more than 12 months)	None
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Must provide written proof of the terminal illness

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Must be diagnosed after the Effective Date

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Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

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In lieu of, and is not in addition to, Free Withdrawal Amount

DEATH BENEFIT
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:
(a)	Your Account Value; or
(b)
Your Premium payment reduced proportionately by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal, including the impact of any surrender charge deduction.

If the Death Benefit is paid during a Crediting period, your Account Value will be based on respective Strategy Interim Values. If the Death Benefit is paid on a Crediting Date during the first six Contract Years, your Account Value will be based on Strategy Account Values that include the Asset Adjustment.
If we permit you to transfer ownership of the Contract or assign the Contract, the death benefit will equal your Account Value, unless the new owner or assignee is required under applicable law to hold the Contract and the proceeds of any benefits under the Contract for the benefit of the original Owner or you have assigned the Contract solely for the purpose of effectuating a replacement of the Contract that qualifies as an exchange under Section 1035 of the Code.
The death benefit will terminate on the Maturity Date and will not be payable once the Income Phase begins under any circumstances. This means the death benefit will terminate without value when the Contract is annuitized.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, no Death Benefit will be paid if an Annuitant or Joint Annuitant dies before the Maturity Date unless the Owner is a
Non-Natural Person, in which case the death of an Annuitant will be treated as the death of an Owner.
If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, you must notify us within
90 days and designate a new Annuitant. If no designation is made within 90 days after the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Index-Linked Interest Strategy at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.
We will determine the amount of the death benefit on the Business Day that we receive at our Home Office due proof of death, which includes the following information:
•	Proof of death acceptable to us, such as a certified copy of a death certificate;
•	Written payment directions from at least one eligible recipient of the death benefit; and
•	Any other documents, forms or information we may require.
The amount of the death benefit will include any interest required by state law. When we process the claim, all funds that are not paid out immediately will be transferred to the Fixed Interest Strategy, including, in the case of multiple Beneficiaries, the proportionate interest of each Beneficiary from whom we do not have payment instructions.
RECIPIENT OF DEATH BENEFIT
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:
•	Surviving Owner; or if none, then
•	Surviving primary Beneficiaries; or if none, then
•	Surviving contingent Beneficiaries; or if none, then
•	Estate of the last Owner to die.
For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:
•	Surviving primary Beneficiaries; or if none, then
•	Surviving contingent Beneficiaries; or if none, then
•	The non-natural Owner.
If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
The recipient of the death benefit may elect to have the death benefit paid as:
(a)	A lump sum payment or series of withdrawals that are completed within five years from the date of death; or
(b)	Payments made over the Beneficiary’s life or life expectancy; or
(c)
Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under Qualified Contracts. See the section titled TAXES and consult your tax advisor for more information. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled TAXES for more information.
The spouse may either elect to receive the amount of the death benefit or continue the Contract. If the spouse chooses to continue the Contract, the Account Value will not be adjusted even if the Death Benefit as calculated above would exceed the Account Value.
Upon the death of a spouse who becomes the owner of the Contract as a result of spousal continuation, the death benefit will be equal to the greater of:
(a)	the Account Value; or
(b)
Your Premium payment reduced proportionately by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal, including the impact of any surrender charge deduction.

Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments due under the annuity option in effect to the Income Phase Death Benefit Recipient designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled ANNUITY PAYMENTS for more information.

Benefits Available [Table Text Block]

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges	None
•
Only available during the accumulation period

•
Withdrawals of Free Withdrawal Amount may be based on Strategy Interim Values and subject to taxes and tax penalties

•
All Withdrawals, including under the waivers for required minimum distributions, eligible impairment, eligible nursing home confinement or eligible terminal illness count against Free Withdrawal Amount

•
Unused Free Withdrawal Amount not available in future Contract Years

Death Benefit	Upon death, provides for death benefit payment equal to greater of Account Value or Premium payment (reduced proportionately for withdrawals)	None
•
Only available during the accumulation period

•
Contract Value component may reflect Contract Adjustments

•
Premium payment component subject to proportional reductions for prior withdrawals by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal

•
Death benefit is Account Value following a transfer of ownership except under limited circumstances

Required Minimum Distribution Waiver of Surrender Charges	Provides for waiver of Surrender Charges on required minimum distributions from Qualified Contracts required under the Code	None
•
Must request the waiver in writing

•
Withdrawals may be subject to Contract Adjustments and taxes

•
In lieu of, and is not in addition to, Free Withdrawal Amount

•
If required minimum distribution exceeds the total free withdrawal amount available, we reserve the right to defer payment of the excess amount until the next Contract Year if the next Contract Year begins before the end of the calendar year

•
Unused portion of the waiver in any year cannot be carried over to a subsequent calendar year

Impairment Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals while you are impaired	None
•
Must request the waiver in writing including written proof of impairment

•
Impairment must begin after the Effective Date and continued for at least 60 consecutive days

•
No waiver will apply until after the first Contract Year

•
Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

•
In lieu of, and is not in addition to, Free Withdrawal Amount

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Nursing Home Confinement Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals while you are confined in a nursing home	None
•
Must provide written proof of your confinement in an eligible nursing home while confined or within 90 days of when you were last confined

•
Confinement must begin after the Effective Date and continue for at least 60 consecutive days

•
No waiver will apply until after the first Contract Year

•
Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

•
In lieu of, and is not in addition to, Free Withdrawal Amount

Terminal Illness Waiver of Surrender Charges	Provides for waiver of Surrender Charges on withdrawals when you are diagnosed with a terminal illness (not expected to live more than 12 months)	None
•
Must provide written proof of the terminal illness

•
Must be diagnosed after the Effective Date

•
Withdrawals may be subject to Contract Adjustments, taxes and tax penalties

•
In lieu of, and is not in addition to, Free Withdrawal Amount

Benefits Description [Table Text Block]
PAYMENT OPTIONS
The recipient of the death benefit may elect to have the death benefit paid as:
(a)	A lump sum payment or series of withdrawals that are completed within five years from the date of death; or
(b)	Payments made over the Beneficiary’s life or life expectancy; or
(c)
Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under Qualified Contracts. See the section titled TAXES and consult your tax advisor for more information. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

Operation of Benefit [Text Block]
DEATH BENEFIT
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:
(a)	Your Account Value; or
(b)
Your Premium payment reduced proportionately by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal, including the impact of any surrender charge deduction.

If the Death Benefit is paid during a Crediting period, your Account Value will be based on respective Strategy Interim Values. If the Death Benefit is paid on a Crediting Date during the first six Contract Years, your Account Value will be based on Strategy Account Values that include the Asset Adjustment.
If we permit you to transfer ownership of the Contract or assign the Contract, the death benefit will equal your Account Value, unless the new owner or assignee is required under applicable law to hold the Contract and the proceeds of any benefits under the Contract for the benefit of the original Owner or you have assigned the Contract solely for the purpose of effectuating a replacement of the Contract that qualifies as an exchange under Section 1035 of the Code.
The death benefit will terminate on the Maturity Date and will not be payable once the Income Phase begins under any circumstances. This means the death benefit will terminate without value when the Contract is annuitized.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, no Death Benefit will be paid if an Annuitant or Joint Annuitant dies before the Maturity Date unless the Owner is a
Non-Natural Person, in which case the death of an Annuitant will be treated as the death of an Owner.
If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, you must notify us within
90 days and designate a new Annuitant. If no designation is made within 90 days after the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Index-Linked Interest Strategy at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.
We will determine the amount of the death benefit on the Business Day that we receive at our Home Office due proof of death, which includes the following information:
•	Proof of death acceptable to us, such as a certified copy of a death certificate;
•	Written payment directions from at least one eligible recipient of the death benefit; and
•	Any other documents, forms or information we may require.
The amount of the death benefit will include any interest required by state law. When we process the claim, all funds that are not paid out immediately will be transferred to the Fixed Interest Strategy, including, in the case of multiple Beneficiaries, the proportionate interest of each Beneficiary from whom we do not have payment instructions.
RECIPIENT OF DEATH BENEFIT
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:
•	Surviving Owner; or if none, then
•	Surviving primary Beneficiaries; or if none, then
•	Surviving contingent Beneficiaries; or if none, then
•	Estate of the last Owner to die.
For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:
•	Surviving primary Beneficiaries; or if none, then
•	Surviving contingent Beneficiaries; or if none, then
•	The non-natural Owner.
If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
The recipient of the death benefit may elect to have the death benefit paid as:
(a)	A lump sum payment or series of withdrawals that are completed within five years from the date of death; or
(b)	Payments made over the Beneficiary’s life or life expectancy; or
(c)
Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under Qualified Contracts. See the section titled TAXES and consult your tax advisor for more information. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled TAXES for more information.
The spouse may either elect to receive the amount of the death benefit or continue the Contract. If the spouse chooses to continue the Contract, the Account Value will not be adjusted even if the Death Benefit as calculated above would exceed the Account Value.
Upon the death of a spouse who becomes the owner of the Contract as a result of spousal continuation, the death benefit will be equal to the greater of:
(a)	the Account Value; or
(b)
Your Premium payment reduced proportionately by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal, including the impact of any surrender charge deduction.

Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments due under the annuity option in effect to the Income Phase Death Benefit Recipient designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled ANNUITY PAYMENTS for more information.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Index-Linked Interest Strategies
The following is a list of Index-Linked Interest Strategies currently available under the Contract. We may change the features of the Index-Linked Interest Strategies listed below (including the Index and the current limits on Index gains), offer new Index-Linked Interest Strategies and terminate existing Index-Linked Interest Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://success.fglife.com/rila/rates.
Note: If amounts are removed from an Index-Linked Interest Strategy before the end of its Crediting Period or, prior to the sixth Contract Anniversary, on a Crediting Date, we will apply a Contract Adjustment. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Crediting Period.
See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES of the prospectus for a description of the Index-Linked Interest Strategies’ features. See FEES, CHARGES AND ADJUSTMENTS of the prospectus for more information about Contract Adjustments.

Index	Type of Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index‑Linked Interest Strategy)

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point‑to‑Point	10% Buffer	2.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

S&P 500® Index[1]	Large-cap U.S. companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

Russell 2000® Index[1]	Small-cap U.S. companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Nasdaq-100 Index®[1]	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

Nasdaq-100 Index®[1]	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

Index	Type of Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index‑Linked Interest Strategy)

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Hindsight 20/20[2]	Best performance of three asset allocation indices	6 Year	Point-to-Point	10% Buffer	3.00% Cap Rate
[1]
Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

[2]
Hindsight 20/20 performance is based on the best performance for the applicable Crediting Period among three BofA MP Indices: the BofA MP Growth Index, the BofA MP Balanced Index or the BofA Defensive Index. Each of the BofA MP Indices follows a rules- based methodology designed to provide exposure in different proportions to four markets: U.S. large-capitalization companies, U.S. Treasury bonds, U.S. high yield corporate bonds, and gold through certain exchange-traded funds (ETFs). The performance of the BofA MP Indices is reduced by a negative adjustment to the performance of three of the four underlying total return ETFs to approximate returns without dividends or distributions paid by the component companies, in other words, the price return. This will reduce each Index’s Index performance and will cause the Index to underperform a direct investment in the companies included in the Index.

[2]
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of Index-Linked Interest Strategies currently available under the Contract. We may change the features of the Index-Linked Interest Strategies listed below (including the Index and the current limits on Index gains), offer new Index-Linked Interest Strategies and terminate existing Index-Linked Interest Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://success.fglife.com/rila/rates.
Note: If amounts are removed from an Index-Linked Interest Strategy before the end of its Crediting Period or, prior to the sixth Contract Anniversary, on a Crediting Date, we will apply a Contract Adjustment. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Crediting Period.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index‑Linked Interest Strategy)

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point‑to‑Point	10% Buffer	2.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

S&P 500® Index[1]	Large-cap U.S. companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

S&P 500® Index[1]	Large-cap U.S. companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

Russell 2000® Index[1]	Small-cap U.S. companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

Russell 2000® Index[1]	Small-cap U.S. companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Nasdaq-100 Index®[1]	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

Nasdaq-100 Index®[1]	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	10% Buffer	2.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	20% Buffer	2.00% Cap Rate

Index	Type of Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index‑Linked Interest Strategy)

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	1 Year	Point-to-Point	10% Buffer	0.50% Performance Trigger Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	3 Year	Point-to-Point	10% Buffer	6.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	3 Year	Point-to-Point	20% Buffer	6.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Point-to-Point	10% Buffer	12.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Point-to-Point	20% Buffer	12.00% Cap Rate

MSCI EAFE Index[1]	Large and mid-cap non-U.S. developed market companies	6 Year	Annual Lock	10% Buffer	2.00% Cap Rate

Hindsight 20/20[2]	Best performance of three asset allocation indices	6 Year	Point-to-Point	10% Buffer	3.00% Cap Rate
[1]
Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

[2]
Hindsight 20/20 performance is based on the best performance for the applicable Crediting Period among three BofA MP Indices: the BofA MP Growth Index, the BofA MP Balanced Index or the BofA Defensive Index. Each of the BofA MP Indices follows a rules- based methodology designed to provide exposure in different proportions to four markets: U.S. large-capitalization companies, U.S. Treasury bonds, U.S. high yield corporate bonds, and gold through certain exchange-traded funds (ETFs). The performance of the BofA MP Indices is reduced by a negative adjustment to the performance of three of the four underlying total return ETFs to approximate returns without dividends or distributions paid by the component companies, in other words, the price return. This will reduce each Index’s Index performance and will cause the Index to underperform a direct investment in the companies included in the Index.

Fixed Option [Line Items]
Fixed Options Available [Table Text Block]
Fixed Interest Strategy
The following is the Fixed Interest Strategy currently available under the Contract. We may change the features of the Fixed Interest Strategy listed below, offer new Fixed Interest Strategies and terminate the existing Fixed Interest Strategies. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS – FIXED INTEREST STRATEGY of the prospectus for a description of the Fixed Interest Strategy’s features.

Name	Crediting Period	Minimum Guaranteed Interest Rate
Fixed Interest Strategy	1 Year	0.15%

Fixed Option Available, Name	Fixed Interest Strategy
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
F&G Confidence Builder (Form RILA (05-22))	504	$69,799,918	381	$52,876,062	$217,400	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon death, provides for death benefit payment equal to greater of Account Value or Premium payment (reduced proportionately for withdrawals)
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the accumulation period•Contract Value component may reflect Contract Adjustments•Premium payment component subject to proportional reductions for prior withdrawals by the percentage reduction in the Strategy Account Values and the Fixed Interest Strategy Value for each partial withdrawal•Death benefit is Account Value following a transfer of ownership except under limited circumstances
Name of Benefit [Text Block]	Death Benefit
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the accumulation period•Withdrawals of Free Withdrawal Amount may be based on Strategy Interim Values and subject to taxes and tax penalties•All Withdrawals, including under the waivers for required minimum distributions, eligible impairment, eligible nursing home confinement or eligible terminal illness count against Free Withdrawal Amount•Unused Free Withdrawal Amount not available in future Contract Years
Name of Benefit [Text Block]	Free Withdrawal Amount
Required Minimum Distribution Waiver of Surrender Charges [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Required Minimum Distribution Waiver of Surrender Charges
Purpose of Benefit [Text Block]	Provides for waiver of Surrender Charges on required minimum distributions from Qualified Contracts required under the Code
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must request the waiver in writing•Withdrawals may be subject to Contract Adjustments and taxes•In lieu of, and is not in addition to, Free Withdrawal Amount•If required minimum distribution exceeds the total free withdrawal amount available, we reserve the right to defer payment of the excess amount until the next Contract Year if the next Contract Year begins before the end of the calendar year•Unused portion of the waiver in any year cannot be carried over to a subsequent calendar year
Name of Benefit [Text Block]	Required Minimum Distribution Waiver of Surrender Charges
Impairment Waiver of Surrender Charges [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Impairment Waiver of Surrender Charges
Purpose of Benefit [Text Block]	Provides for waiver of Surrender Charges on withdrawals while you are impaired
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must request the waiver in writing including written proof of impairment•Impairment must begin after the Effective Date and continued for at least 60 consecutive days•No waiver will apply until after the first Contract Year•Withdrawals may be subject to Contract Adjustments, taxes and tax penalties•In lieu of, and is not in addition to, Free Withdrawal Amount
Name of Benefit [Text Block]	Impairment Waiver of Surrender Charges
Nursing Home Confinement Waiver of Surrender Charges [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home Confinement Waiver of Surrender Charges
Purpose of Benefit [Text Block]	Provides for waiver of Surrender Charges on withdrawals while you are confined in a nursing home
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must provide written proof of your confinement in an eligible nursing home while confined or within 90 days of when you were last confined•Confinement must begin after the Effective Date and continue for at least 60 consecutive days•No waiver will apply until after the first Contract Year•Withdrawals may be subject to Contract Adjustments, taxes and tax penalties•In lieu of, and is not in addition to, Free Withdrawal Amount
Name of Benefit [Text Block]	Nursing Home Confinement Waiver of Surrender Charges
Terminal Illness Waiver of Surrender Charges [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver of Surrender Charges
Purpose of Benefit [Text Block]	Provides for waiver of Surrender Charges on withdrawals when you are diagnosed with a terminal illness (not expected to live more than 12 months)
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must provide written proof of the terminal illness•Must be diagnosed after the Effective Date•Withdrawals may be subject to Contract Adjustments, taxes and tax penalties•In lieu of, and is not in addition to, Free Withdrawal Amount
Name of Benefit [Text Block]	Terminal Illness Waiver of Surrender Charges
Ten Buffer Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Twenty Buffer Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Is There a Risk of Loss from Poor Performance?	Yes. You could lose money by investing in the Contract. If you invest in an Index-Linked Interest Strategy, at the end of a Crediting Period, under extreme circumstances, you could lose up to 90% of your investment in an Index- Linked Interest Strategy with a 10% Buffer and up to 80%	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - MARKET RISK AND RISK OF LOSS IN

of your investment in an Index-Linked Interest Strategy with a 20% Buffer. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer Percentage applies each Contract Year during the Crediting Period, and at the end of a Crediting Period you could lose significantly more due to compounding annual losses. We will always offer an Index-Linked Crediting Strategy with the protection of at least a 10% Buffer.

INDEX-LINKED INTEREST STRATEGIES

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long- term basis. As such, you should not use the Contract as a short-term investment or savings vehicle.

A surrender charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy on any date prior to the Crediting Date, or, prior to the sixth Contract Anniversary, on a Crediting Date, your Contract Value in the Index- Linked Interest Strategy will be subject to the Contract Adjustment.

Strategy Account Value in an Index-Linked Interest Strategy will be reallocated on the Crediting Date according to your instructions. If you have not provided us with instructions, your investment in an Index-Linked Interest Strategy or the Fixed Income Strategy will automatically be invested in the same Index-Linked Interest Strategy or the Fixed Income Strategy for the next Crediting Period. If the same Index-Linked Interest Strategy is not available, we will instead transfer your Strategy Account Value to the Fixed Interest Strategy.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - EARLY WITHDRAWAL AND LIQUIDITY RISK

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Index-Linked Interest Strategies under the Contract. Each Investment Option, including the Fixed Interest Strategy, will have its own unique risks. You should review the Investment Options before making an investment decision.

For investments in an Index-Linked Interest Strategy, the Cap Rate or Performance Trigger Rate may limit positive Index performance (e.g., limited upside). For example:

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If the Index-Linked Interest Strategy has a Cap Rate, if the Index Change is 12% and the Cap Rate is 8%, the Adjusted Index Change would be 8% on the Crediting Date. In the case of an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Cap Rate will apply to the performance of the Index each Contract Year during the Crediting Period; and
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - INDEX- LINKED INTEREST STRATEGY RISK and - FIXED INTEREST STRATEGY RISK

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If the Index-Linked Interest Strategy has a Performance Trigger Rate, if the Index Change is equal to or greater than zero and the Index Trigger Rate is 5%, the Adjusted Index Change would be 5% on the Crediting Date.

This may result in you earning less than the Index Change.

For investments in an Index-Linked Interest Strategy, the Buffer will limit negative returns on a Crediting Date (e.g., limited protection in the case of market decline). For example:

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If the Index Change is -25% and the Buffer is 10%, the Adjusted Index Change would be -15% (the amount that the Index Change exceeds the Buffer) on the Crediting Date. In the case of an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer will apply to the performance of the Index each Contract Year during the Crediting Period.

Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Change and will cause the Index to underperform a direct investment in the securities composing the Index.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Contract owner for the Account Value and the guaranteed benefits. The general obligations including the Fixed Interest Strategy and Index-Linked Interest Strategies under the Contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://www.fglife.com/about.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY

MARKET RISK AND RISK OF LOSS IN INDEX LINKED INTEREST STRATEGIES [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
MARKET RISK AND RISK OF LOSS IN INDEX-LINKED INTEREST STRATEGIES
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Interest Strategies to which you have allocated Account Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer, you bear some level of the risk of decline in your Account Value resulting from the performance of the Index-Linked Interest Strategies and the risk of losses may be significant. Under extreme circumstances, at the end of a Crediting Period, you could lose up to 90% of your investment in an Index‑Linked Interest Strategy with a 10% Buffer and up to 80% of your investment in an Index-Linked Interest Strategy with a 20% Buffer. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, the Buffer Percentage applies each Contract Year during the Crediting Period, and at the end of a Crediting Period you could lose significantly more due to compounding annual losses. We will always offer an Index-Linked Interest Strategy with the protection of at least a 10% Buffer. If you take a Withdrawal from an Index-Linked Interest Strategy prior to the Crediting Date, it will be based on the Strategy Interim Value and the Buffer will not apply. See Early Withdrawal and Liquidity Risk, below.
An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EARLY WITHDRAWAL AND LIQUIDITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
EARLY WITHDRAWAL AND LIQUIDITY RISK
The Contract is intended to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term investment. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges and Contract Adjustments may apply. In addition, if you make withdrawals from the Contract before you attain age 59 1⁄2, the amounts you withdraw may also be subject to a 10% additional federal tax. This Contract may not be appropriate for you if you expect to take withdrawals that will be subject to surrender charges, Contract Adjustments or additional federal taxes.
You can transfer Account Value among the Index-Linked Interest Strategies and the Fixed Interest Strategy only at the end of a Crediting Period, which may be as long as six years. This restricts your ability to react to changes in market conditions during Crediting Period. You should consider whether the inability to reallocate Account Value during a Crediting Period meets your financial needs. We must receive your transfer request at least two Business Days prior to the end of a Crediting Period. If we do not receive a transfer request, no transfers will occur and your then existing allocation will remain in place for the next Crediting Period. This will occur even if the Index, Cap Rate or Performance Trigger Rate associated with the Index-Linked Interest Strategy has changed since you last selected the Index-Linked Interest Strategy. Under such circumstances, the Index-Linked Interest Strategy may no longer be appropriate for your investment goals. If you fail to transfer Strategy Account Value at the beginning of a Crediting Period and do not wish to remain invested in a particular Index-Linked Interest Strategy for the remainder of the Crediting Period, your only option will be to surrender the related Strategy Account Value.
Surrendering all or withdrawing a portion of your Account Value may cause you to incur surrender charges, negative Contract Adjustments based on the Strategy Interim Value of the Index-Linked Interest Strategy, and negative tax consequences. If you withdraw Account Value allocated to an Index-Linked Interest Strategy prior to the end of a Crediting Period (including through a repetitive withdrawal) or, during the first six Contract
Years, on a Crediting Date, the withdrawal will cause a reduction to your Strategy Base Value. If you take a withdrawal from an Index-Linked Interest Strategy prior to a Crediting Date or on a Crediting Date prior to the sixth Contract Anniversary, in extreme circumstances, you could lose up to 100% of the amount withdrawn due to negative Contract Adjustments (i.e., a complete loss of your Premium and any prior earnings).
When you take such a withdrawal, your Strategy Base Value will be immediately reduced in a proportion equal to the reduction in your Strategy Account Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Strategy Base Value will negatively impact your Strategy Account Value for the remainder of the Crediting Period and may result in a lower amount of Index-Linked Interest being credited, if any, at the end of the Crediting Period.
Once your Strategy Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Strategy Base Value during the remainder of the Crediting Period. See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES—Impact of Withdrawals from Index-Linked Interest Strategies for additional information about how withdrawals affect your Strategy Account Values.
Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn, because your Premium will be reduced in proportion to reductions in your Account Value.
See “Interim Value Risk” below for information on how early withdrawal risks relate to our Interim Value calculation.
We may defer payments made under this Contract for up to six months if the applicable insurance regulatory authority approves such deferral.

RISK OF LOSS RELATED TO SURRENDER CHARGES [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and previously-credited Index-Linked Interest if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Index-Linked Interest Strategy with an Index that is performing positively as of the date of your withdrawal.

INDEX LINKED INTEREST STRATEGY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INDEX-LINKED INTEREST STRATEGY RISK
An investment in an Index-Linked Interest Strategy is not an investment in the Index or in the securities tracked by the Index. Your investment in the Index-Linked Interest Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Index-Linked Interest Strategy will have its own unique risks, and you should review the available Index-Linked Interest Strategies carefully before making an investment decision. When you invest in an Index-Linked Interest Strategy, you will be exposed to certain risks, including the following:
Index Risk
If you allocate money to an Index-Linked Interest Strategy for a Crediting Period, the value of your investment will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index-Linked Interest Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Crediting Period.
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Index-Linked Interest Strategy, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.
You may earn less than the positive return of an Index due to the Cap Rate or Performance Trigger applicable to an Index-Linked Interest Strategy, because any positive return of the Index is subject to a maximum in the form of the Cap Rate or Performance Trigger Rate. Your returns may be lower than those earned by a shareholder of a mutual fund or exchange-traded fund (“ETF”) designed to track the same Index.
Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.
Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES—Indexes.
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S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

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Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

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Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

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MSCI EAFE Index. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

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Hindsight 20/20 Index-Linked Interest Strategy. The Index-Linked Interest Strategy is linked to the performance of the BofA MP Growth Index, the BofA MP Balanced Index or the BofA Defensive Index (together, the “BofA MP Indices”). The Company determines the performance of the Hindsight 20/20 Index-Linked Interest Strategy based on whichever of the BofA MP Indices has performed best during the applicable Crediting Period.

Each of the BofA MP Indices follows a rules-based methodology designed to provide exposure to four markets: U.S. large-capitalization companies, U.S. Treasury bonds, U.S. high yield corporate bonds, and gold. To provide such exposure, each BofA MP Index is comprised of four ETFs providing exposure to those four markets, respectively: SPDR S&P 500 ETF Trust (SPY); iShares 7-10 Year Treasury Bond ETF (IEF); iShares iBoxx High Yield Corporate Bond ETF (HYG); and SPDR Gold Shares (GLD). The target weightings for the ETFs differ among the BofA MP Indices based on their respective “growth,” “balanced,” and “defensive” methodologies. Notwithstanding the names of the BofA MP Indices, there is no assurance that any of their methodologies will achieve “growth,” “balance,” or “defensiveness,” enhance performance or reduce risk. Moreover, the Indices may underperform a direct investment in the underlying ETFs.
Risks relating to the BofA MP Indices
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The BofA MP Indices may not be successful or outperform any alternative strategy. Each BofA MP Index follow a rules-based strategy that operates on the basis of pre-determined rules. No assurance can be given that the strategy will be successful or that any BofA MP Index will outperform any alternative strategy that might be employed. Each BofA MP Index strategy may have objectives, features and/or constituents that are similar to those of other indices or for which other underlying components may be better suited to achieve the stated objective. Each BofA MP Index operates independently and does not necessarily enhance, modify or seek to outperform any other BofA MP Index. Each BofA MP Index is not itself an investment or instrument and does not give any person any entitlement to, or ownership interest in, any underlying asset referenced (directly or indirectly) by such index.

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Limited Operating History. The BofA MP Indices were established on February 7, 2023, and therefore each has a limited operating history. Past performance should not be considered indicative of future performance. No assurance, representation or warranty is given with respect to the future performance of any BofA MP Index or that it will achieve its objective.

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Interactions between underlying ETFs. Changes in the values of the underlying ETFs may not result in a comparable change in the value of each BofA MP Index. Because the underlying ETF weights are set at each rebalancing date in accordance with the pre-determined allocation for the applicable strategy, movements in the value of the underlying ETF will not affect each Index equally. Also, although the weights are rebalanced on a quarterly basis, in between rebalancings the value of each underlying ETF may fluctuate significantly and as a result the weights will vary. Performance of the underlying ETFs may become highly correlated from time to time, including periods in which there is a substantial decline in the assets represented by one or more underlying ETFs. High correlation between underlying ETFs during periods of negative returns could have a materially adverse effect on the performance of each BofA MP Index. Price movements between the underlying ETFs may not correlate with each other. At a time when the value of an underlying ETF increases, the value of other underlying ETFs may not increase as much or may decline. Therefore, increases in the values of some of the underlying ETFs may be moderated, or more than offset, by lesser increases or declines in the values of other Underlying ETFs.

When you select a Hindsight 20/20 Index-Linked Interest Strategy for investment, you are exposed to the investment risks of the four ETFs that comprise the BofA MP Indexes, such as the following:
Primary Market Exposures
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Equity Risk. Equity securities (e.g., common stocks) are subject to changes in value. The values of equity securities may be volatile and can be influenced by a number of factors, such as changes in (or perceived changes in) general capital markets, specific market segments, or specific issuers, and factors such as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues.

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Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer.

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Commodity Related Risk. The price of gold has fluctuated widely over the past several years. Several factors may affect the price of gold, including global gold supply and demand; global or regional political, economic or financial events and situations; investors’ expectations with respect to the rate of inflation; interest rates; investment and trading activities of hedge funds and commodity funds; and other economic variables. The possibility of large-scale distress sales of gold in times of crisis may have a negative impact on the price of gold. There is a risk that some or all of the gold bars held by the Custodian or any subcustodian on behalf of the GLD ETF could be lost, damaged or stolen and the value of the GLD ETF could diminish materially.

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Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to the U.S. and may do so again in the future.

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High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

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Large-Capitalization Company Risk. In general, large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Additional ETF Investment Risks
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Concentration Risk. An ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the ETF’s investments more than the market as a whole, to the extent that the ETF’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class. The ETF may be more adversely affected by the underperformance of those securities and/ or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political, sustainability-related or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

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Issuer Business and Credit Risks. The performance of the ETF depends on the performance of individual securities to which the ETF has exposure. The ETF may be adversely affected if an issuer of underlying securities held by the ETF is unable or unwilling to repay principal or interest when due. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products, or otherwise conducts operations.

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Market Trading Risks. Each ETF faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation/redemption process. Any of these factors, among others, may lead to an ETF’s shares trading at a premium or discount to net asset value.

•	Passive Strategy/Index Risk. The ETFs are not actively managed. Rather, they each attempt to track the performance of an unmanaged index of securities, or, in the case of GLD, the value of a commodity. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the ETFs will hold constituent securities of the respective indices they track regardless of the current or projected performance of a specific security or a particular industry or market sector, and in the case of GLD, the ETF will invest solely in gold. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the ETFs’ returns to be lower than if they employed an active strategy.

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Tracking Risk. While the ETFs are intended to track the performance of their respective indexes as closely as possible (i.e., to achieve a high degree of correlation with the index), their returns may not match or achieve a high degree of correlation with the return of the indices due to expenses and transaction costs incurred in adjusting their portfolios. In addition, it is possible that an ETF may not always fully replicate the performance of the index due to the unavailability of certain securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). The HYG ETF uses a representative sampling indexing strategy and does not fully replicate its underlying index and may hold securities not included in its underlying index. As a result, the ETF is subject to the risk that the HYG’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

In addition, because the performance of each of the BofA MP Indices is reduced by the provider of the Index by a negative adjustment to the performance of three of the four underlying ETFs (SPY, IEF, and HYG), the performance of the BofA MP Indices will underperform the performance of the ETFs which comprise the BofA MP Indices. In each case, the underlying ETF’s daily performance is reduced by an annualized percentage. The annualized reduction for SPY, IEF, and HYG is 2.0%, 1.0%, and 5.0%, respectively. This negative adjustment is intended to approximate the dividend yield in respect of each ETF based on average dividends over the history of the indices that the ETFs seek to track so that the BofA MP Indices approximate the price return of the indexes tracked by each underlying ETF. While these negative performance adjustments are not charges under your Contract, they reduce the performance of each BofA MP Index and may therefore negatively impact the performance of your Contract if you choose to invest in the Hindsight 20/20 Index-Linked Interest Strategy.
The S&P 500® Index, The Russell 2000® Index, the Nasdaq-100® Index and the MSCI EAFE Index are price return indexes, not total return indexes, meaning the Index Change does not include any dividends or other distributions paid by the component companies. As discussed above, the performance of the BofA MP Indices is reduced by a negative adjustment to the performance of three of the four underlying total return ETFs to approximate returns without dividends or distributions paid by the component companies, in other words, the price return. This will reduce each Index’s Index performance and will cause the Index to underperform a direct investment in the companies included in the Index. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Index-Linked Interest Strategies.
Point to Point Index Change Calculation Risk
We calculate the Index Change by comparing the value of the Index between two specific points in time, the beginning of the first day of the Crediting Period and the Crediting Date, which means the performance of the Index may be negative or flat even if the Index performed positively for some or most of the time periods between those two specific points in time. This is true even for Index-Linked Interest Strategies with Crediting Periods that are multiple years in length.
Limiting Positive Index Change Risk
If you choose to allocate amounts to an Index-Linked Interest Strategy with a Cap Rate or a Performance Trigger Rate, the highest possible Adjusted Index Change that you may achieve is limited by the Cap Rate or Performance Trigger Rate. The Cap Rate or Performance Trigger Rate therefore limits the positive Index-Linked
Interest, if any, that may be credited to your Contract for a given Crediting Period. Cap Rates do not guarantee a certain amount of Index-Linked Interest. The Adjusted Index Change for an Index-Linked Interest Strategy may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of a Cap Rate or Performance Trigger Rate. Cap Rates and Performance Trigger Rates for Index-Linked Interest Strategies with Crediting Periods of longer than one year are for the entire Crediting Period and are not annualized except for Index-Linked Interest Strategies with an Annual Lock Crediting Method.
We set the Cap Rates and Performance Trigger Rates in our discretion. You bear the risk that we will not set the Cap Rates higher than the Guaranteed Minimum Cap Rate and that we will not set the Performance Trigger Rates higher than the Guaranteed Minimum Performance Trigger Rate.
The Cap Rates and Performance Trigger Rates for the initial Crediting Period will be disclosed to you at the time you apply for a Contract and will be no lower for 30 days thereafter. If your Contract is issued after that 30 day period, the Cap Rate or Performance Trigger Rate for any Index-Linked Interest Strategy to which you have allocated Premium will be based on our then-current rates, which you will not know until the Effective Date of your Contract. If those rates are lower on the Effective Date of your Contract than at the time of your application and you are dissatisfied with those rates, you may cancel your Contract within 30 days and have the amount of your Premium, or your Account Value (based on your Strategy Interim Values), if greater, returned to you without any surrender charges. There may be tax consequences when you cancel your Contract. Please consult with your tax advisor.
Changes to the Cap Rates and Performance Trigger Rates, if any, occur at the beginning of the next Crediting Period. We will send written notice at least 30 days prior to each Crediting Period instructing you how to obtain the Cap Rates and Performance Trigger Rates that we have established by that time for the next Crediting Period. You do not have the right to reject any new Cap Rates or Performance Trigger Rates for the next Crediting Period. If you do not like a new Cap Rate or Performance Trigger Rate for a particular Index-Linked Interest Strategy, at the end of the current Crediting Period, you may transfer your Strategy Account Value to another Index-Linked Interest Strategy or to the Fixed Interest Strategy without charge. If you are invested in an Index-Linked Interest Strategy during a Crediting Period and do not submit a transfer request to us at least two Business Days prior to the end of the Crediting Period, we will continue your investment in that Index-Linked Interest Strategy for another Crediting Period. If we are not offering the same Index-Linked Interest Strategy for another Crediting Period and you fail to instruct us how to reallocate that portion of your Account Value at the end of the Crediting Period, we will automatically transfer the entire amount of your Account Value allocated to that Index-Linked Interest Strategy to the Fixed Interest Strategy at the end of the Crediting Period. Once invested for a new Crediting Period, that portion of your Account Value and any interest earned thereon will remain in the Index-Linked Interest Strategy or Fixed Interest Strategy to which you were automatically allocated for the entire new Crediting Period under terms that may be less favorable than under the prior Index-Linked Interest Strategy.
If you do not want to invest in any Investment Option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges and may have negative tax consequences. If you surrender your Contract during a Crediting period, your payment will be based on the Strategy Interim Values of the Index-Linked Interest Strategies in which you are invested. If you surrender your Contract on a Crediting Date during the first six Contract Years, your payment will be based on Strategy Account Values that include the Asset Adjustment.
Possibility of Losses Despite Limits on Negative Index Change Risk
When you allocate money to an Index-Linked Interest Strategy, you are not investing in the associated Index, or in any securities or other instruments included in that Index. If you allocate money to an Index-Linked Interest Strategy, Index fluctuations may cause the Index Change to be negative even after the application of the Buffer. This would reduce your Strategy Account Value. Any portion of your Account Value allocated to an Index-Linked Interest Strategy will benefit from the protection afforded under the Buffer only for that Crediting Period.
Buffers for Index-Linked Interest Strategies with Crediting Periods of longer than one year are for the entire Crediting Period and are not annualized except for Index-Linked Interest Strategies with an Annual Lock Crediting Method.
You assume the risk that you will incur a loss and that the amount of the loss will be significant. The Buffer protects you against losses only on a Crediting Date, and only up to the percentage stated, and you will bear any loss in excess of the Buffer. For example, if you invest in an Index-Linked Interest Strategy with a 10% Buffer, you may lose up to 90% of your investment and if you invest in an Index-Linked Interest Strategy with a 20% Buffer, you may lose up to 80% of your investment. If you select an Index-Linked Interest Strategy with an Annual Lock Crediting Method, you could lose more than 90% of your investment in the case of an Index- Linked Interest Strategy with a Buffer of 10% or more than 80% of your investment in the case of an Index- Linked Interest Strategy with a Buffer of 20%. You also bear the risk that sustained negative Index Change may result in zero or negative Index-Linked Interest being credited to your Strategy Account Value over multiple Crediting Period. If an Index-Linked Interest Strategy is credited with negative Index-Linked Interest for multiple Crediting Periods, the cumulative loss may exceed the stated limit of the Buffer for any single Crediting Period. The Buffer for an Index-Linked Interest Strategy will not change while we continue to offer that Index- Linked Interest Strategy.
Strategy Interim Value Risk
If you choose to allocate amounts to an Index-Linked Interest Strategy, Index-Linked Interest will not be credited to your Account Value until the end of the Crediting Period. This means that amounts withdrawn prior to the end of a Crediting Period will not be credited with Index-Linked Interest. This includes Account Value applied to pay a death benefit or to an annuity payout option. Your Strategy Interim Value is the amount available for withdrawals, surrenders, annuitization and death benefits on any day other than the end of a Crediting Period. You should consider the risk that the Strategy Interim Value could be less than your original investment (including previously credited interest) even when the applicable Index is performing positively. You could lose up to your entire Strategy Account Value in an Index-Linked Interest Strategy due to use of the Strategy Interim Value.
If you take a withdrawal from an Index-Linked Interest Strategy with an Annual Lock Crediting Method prior to the end of the Crediting Period, your withdrawal will be based on the Strategy Interim Value on the date of the withdrawal, and not the gains or losses locked in for the completed Contract Years during the Crediting Period. An Index-Linked Interest Strategy with an Annual Lock Crediting Method is not appropriate for investors who intend to take withdrawals during the Crediting Period.
We determine the Strategy Interim Value by applying a formula which is not directly tied to the actual performance of the applicable Index. Instead, on each Business Day, we calculate the Strategy Interim Value by applying adjustments to your Strategy Base Value. The adjustments are comprised of two components: (1) an Equity Adjustment based on the value of a specific set of hypothetical derivatives; and (2) an Asset Adjustment that tracks changes in interest rates based on the Bloomberg US Aggregate Yield to Worst Index. The Asset Adjustment accounts for changes in interest rates that impact the value of the fixed income assets supporting your Contract. This means that even if the Index Change is positive, it is possible that the Strategy Interim Value may not have increased. Additionally, on any Crediting Date prior to the sixth Contract Anniversary, your Strategy Interim Value will be determined by applying an Asset Adjustment to the Strategy Base Value (after we credit Index-Linked Interest, if any, for the Crediting Period that ends on that Crediting Date. The Equity Adjustment and the Asset Adjustment are intended to protect us when you make a withdrawal from your Contract. These values provide us with protection from the trading risk that we will have to incur and/or reflect changes in the Strategy Account Value of each Index-Linked Interest Strategy throughout the Crediting Period, including on the Crediting Date. You bear the investment risk of taking such withdrawals.
On any day, if you wish to obtain your Strategy Interim Value, you may contact our Home Office. Your Strategy Interim Value is calculated at the end of each Business Day and may be more or less than the value quoted.
Risk that We May Eliminate or Substitute an Index
There is no guarantee that any particular index underlying an Index-Linked Interest Strategy will be available for the entire duration that you own your Contract. We may replace an Index if it is discontinued, if there is a substantial change in the calculation of the Index, if the fees to use an Index substantially increase, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Index-Linked Interest that you earn during that Crediting Period, and you may earn less Index-Linked Interest than if we continued to use the original Index for the entire Crediting Period. We may replace an Index at any time during a Crediting Period, however, we will notify you in writing 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Performance Trigger Rate or Buffer. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Strategy Account Values until the end of a Crediting Period even if we replace the Index during the Crediting Period. The new Index and the replaced Index (which you may have previously chosen) will likely not be identical with respect to their component securities or other instruments, although we will select a new Index that is similar to the old Index based on factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We will not substitute any Index until the new Index has received any necessary regulatory approvals. At the end of the Crediting Period, you may transfer your Strategy Account Value to another Index-Linked Interest Strategy or to the Fixed Interest Strategy without charge. If you do not want to remain invested in the relevant Index-Linked Interest Strategy for the remainder of the Crediting Period, your only option will be to withdraw the related Strategy Account Value, which may cause you to incur surrender charges, the use of Strategy Interim Values to determine certain values under your Contract, and negative tax consequences.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
Risk that We May Eliminate an Index-Linked Interest Strategy
There is no guarantee that any particular Index-Linked Interest Strategy will be available for the entire duration that you own your Contract. We may add or remove an Index or an Index-Linked Interest Strategy during the time that you own the Contract. We will not add any Index or Index-Linked Interest Strategy until the new Index or Index-Linked Interest Strategy has received any necessary regulatory approval. Any addition, substitution, or removal of an Index-Linked Interest Strategy or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Crediting Period. Adding, replacing or removing an Index does not cause a change in the Buffer for the applicable Index-Linked Interest Strategy. Any new Index-Linked Interest Strategy will have a new Cap Rate of at least the Guaranteed Minimum Cap Rate or Performance Trigger Rate of at least the Guaranteed Minimum Trigger Rate, and a Buffer of at least 10%.
We reserve the right to stop offering all but one of the Index-Linked Interest Strategies offered under this Contract. If we stop offering these strategies, you will be limited to investing in one Index-Linked Interest Strategy (the S&P 500® Index with a 1-Year Crediting Period, Buffer Rate of 10% and a Cap). At that time, you may choose to surrender your Contract, but you may be subject to surrender charges, asset adjustment charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than this Contract.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

FIXED INTEREST STRATEGY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED INTEREST STRATEGY RISK
The effective annual interest rate for any Crediting Period will never be lower than 0.15%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Interest Strategy higher than the guaranteed minimum interest rate. See INVESTMENT OPTIONS - Fixed Interest Strategy for additional details.

OUR FINANCIAL STRENGTH AND CLAIMS PAYING ABILITY [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY
Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. The assets in the Separate Account are also subject to our creditors. You should consider our financial strength and claims-paying ability in meeting the guarantees under the Contract.

CYBER SECURITY AND BUSINESS CONTINUITY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.
We are also exposed to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, geo-political disputes, military actions, malicious acts and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities and could result in the closure of one or more of our offices, or interruptions in mail delivery, telephone communications, or other electronic communications.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal identification information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If we permit telephone or Internet transfers, you choose to make transfers by telephone or Internet, you are assuming the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

S P 500 Index [Member] | One Year 10 Buffer Point 50 Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%	[2]
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate	[2]
S P 500 Index [Member] | Three Year 10 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | Three Year 20 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | Six Year 10 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | Six Year 20 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | Six Year Annual Lock 10 Buffer 2 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Annual Lock	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | One Year 10 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point‑to‑Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
S P 500 Index [Member] | One Year 20 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Index	[2]
Index-Linked Option Available, Type of Index	Large-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | One Year 10 Buffer Point 50 Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%	[2]
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate	[2]
Russell 2000 Index [Member] | Three Year 10 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | Three Year 20 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | Six Year 10 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | Six Year 20 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | Six Year Annual Lock 10 Buffer 2 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Annual Lock	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | One Year 10 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Russell 2000 Index [Member] | One Year 20 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Index	[2]
Index-Linked Option Available, Type of Index	Small-cap U.S. companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Nasdaq100 Index [Member] | One Year 10 Buffer Point 50 Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Index	[2]
Index-Linked Option Available, Type of Index	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%	[2]
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate	[2]
Nasdaq100 Index [Member] | One Year 10 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Index	[2]
Index-Linked Option Available, Type of Index	Largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market except financial companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | One Year 10 Buffer Point 50 Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%	[2]
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate	[2]
MSCI EAFE Index [Member] | Three Year 10 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | Three Year 20 Buffer 6 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	3 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	6.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | Six Year 10 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | Six Year 20 Buffer 12 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | Six Year Annual Lock 10 Buffer 2 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	6 years	[2]
Index-Linked Option Available, Crediting Methodology	Annual Lock	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | One Year 10 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
MSCI EAFE Index [Member] | One Year 20 Buffer 2 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Index	[2]
Index-Linked Option Available, Type of Index	Large and mid-cap non-U.S. developed market companies	[2]
Index-Linked Option Available, Crediting Period	1 year	[2]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[2]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%	[2]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[2]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%	[2]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[2]
Hindsight 2020 [Member] | Six Year 10 Buffer 3 Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Hindsight 20/20	[3]
Index-Linked Option Available, Type of Index	Best performance of three asset allocation indices	[3]
Index-Linked Option Available, Crediting Period	6 years	[3]
Index-Linked Option Available, Crediting Methodology	Point-to-Point	[3]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%	[3]
Index-Linked Option Available, Index Loss Limit Type	Buffer	[3]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%	[3]
Index-Linked Option Available, Index Gain Limit Type	Cap Rate	[3]
C000259073 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	F&G Confidence Builder
Non-variable Annuities, Number Outstanding	504
Non-variable Annuities, Total Value	$ 69,799,918
Non-variable Annuities, Number Sold	381
Non-variable Annuities, Gross Premiums	$ 52,876,062
Non-variable Annuities, Value Redeemed	$ 217,400
Non-variable Annuities, Combination [Flag]	false

[1]	We apply Contract Adjustments to determine your Strategy Interim Value for your Index-Linked Interest Strategies if you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date or, prior to the sixth Contract Anniversary, on a Crediting Date. The actual amount of the Strategy Interim Value calculation is determined using a formula that takes into account (i) an Equity Adjustment to your Strategy Base Value based on the value of a specific set of hypothetical derivatives; and (ii) an Asset Adjustment to your Strategy Base Value based on the Bloomberg US Aggregate Yield to Worst Index to account for changes in interest rates that impact the value of the fixed income assets supporting your Contract. If you surrender your Contract, take a withdrawal, annuitize or if a death benefit is paid from an Index-Linked Interest Strategy prior to the Crediting Date, the Buffer will not apply. See ADDITIONAL INFORMATION ABOUT THE INDEX-LINKED INTEREST STRATEGIES–STRATEGY ACCOUNT VALUE for more information.
[2]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[3]	Hindsight 20/20 performance is based on the best performance for the applicable Crediting Period among three BofA MP Indices: the BofA MP Growth Index, the BofA MP Balanced Index or the BofA Defensive Index. Each of the BofA MP Indices follows a rules- based methodology designed to provide exposure in different proportions to four markets: U.S. large-capitalization companies, U.S. Treasury bonds, U.S. high yield corporate bonds, and gold through certain exchange-traded funds (ETFs). The performance of the BofA MP Indices is reduced by a negative adjustment to the performance of three of the four underlying total return ETFs to approximate returns without dividends or distributions paid by the component companies, in other words, the price return. This will reduce each Index’s Index performance and will cause the Index to underperform a direct investment in the companies included in the Index.